Profit Before Income Tax - Summary of Operating Expenses Directly Related to Investment Properties (Detail) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Direct operating expense from investment property [abstract]
Direct operating expenses of investment properties that generated rental income	$ 465,458	$ 15,704